UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating Activities
Net (loss) income	$ 252	$ 184	$ 778	$ 998
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received	87	(11)	228	2
Depreciation and amortization expense	941	882	1,901	1,818
Mark-to-market, provisions and other	28	69	(120)	(284)
Deferred income tax recovery	(44)	(51)	(82)	(201)
Changes in non-cash working capital, net	(75)	(16)	(648)	(435)
Cash from operating activities	1,189	1,057	2,057	1,898
Investing Activities
Acquisition of subsidiaries, net of cash acquired	(169)	0	(169)	(708)
Disposal of subsidiaries, net of cash disposed	0	27	431	77
Investments in associates and joint ventures	0	350	0	350
Disposal of investments in associates and joint ventures	674	0	674	0
Purchase of long-lived assets	(1,020)	(991)	(1,890)	(2,562)
Disposal of long-lived assets	60	129	132	217
Purchase of financial assets	(35)	(209)	(38)	(387)
Sale of financial assets	26	303	264	504
Net settlement of foreign exchange hedging items	(16)	(14)	(18)	(9)
Other investing activities	20	(82)	50	(128)
Cash used by investing activities	(460)	(1,187)	(564)	(3,346)
Financing Activities
Distributions to general partner	(81)	(74)	(162)	(148)
Distributions to other unitholders	(355)	(337)	(711)	(674)
Subsidiary distributions to non-controlling interest	(460)	(405)	(755)	(669)
Capital provided to non-controlling interest	(396)	(732)	(516)	(2,105)
Proceeds from corporate borrowings	178	153	178	153
Repayment of corporate borrowings	0	0	0	(531)
Net (repayment) proceeds from commercial paper program	(31)	5	295	(3)
Proceeds from corporate credit facility	969	1,043	1,916	2,134
Repayment of corporate credit facility	(1,016)	(1,025)	(2,103)	(1,491)
Proceeds from non-recourse borrowings	3,171	6,037	4,866	11,830
Repayment of non-recourse borrowings	(1,537)	(4,608)	(3,795)	(6,872)
Preferred units redeemed	(90)	0	(90)	0
Partnership units repurchased, net of costs and issuances	(26)	3	(24)	6
Lease liability repaid	(117)	(98)	(230)	(228)
Other financing activities	(104)	(38)	(166)	(421)
Cash from (used by) financing activities	105	(76)	(1,297)	981
Cash and cash equivalents
Change during the period	834	(206)	196	(467)
Cash reclassified as assets held for sale	11	0	(28)	0
Impact of foreign exchange on cash and other	34	(48)	103	(64)
Balance, beginning of year	1,463	1,580	2,071	1,857
Balance, end of year	$ 2,342	$ 1,326	$ 2,342	$ 1,326